STOCKHOLDERS' EQUITY - SCHEDULE OF COMMON STOCK SHARES RESERVED FOR ON AND AS-CONVERTED BASIS, FOR FUTURE ISSUANCE (Details)	Dec. 31, 2024 shares
Sale of Stock
Common stock reserved for future issuance	6,980,119
Common Stock
Sale of Stock
Common stock reserved for future issuance	2,434,535
Stock options
Sale of Stock
Common stock reserved for future issuance	4,144,366
Employee stock purchase plan awards
Sale of Stock
Common stock reserved for future issuance	401,218